Income Taxes (Schedule of Reconciliation of Provision for Income Taxes Using Statutory Tax Rates to Loss Before Income Taxes and Actual Provision) (Details) - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2018	Mar. 31, 2017	Mar. 31, 2016
Income Tax Disclosure [Abstract]
Provision for income taxes at statutory tax rate in the PRC	$ 1,549	$ 396	$ (1,194)
Effect of income for which no income tax is chargeable	(2,063)	(47)	(210)
Effect of expense for which no income tax is deductible	716	648	1,452
Net change in valuation allowances	(195)	(788)	110
Effective tax	$ 7	$ 209	$ 158